UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2002

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
381 Fifth Avenue, 6th Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         August 13, 2002

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $395,216




















































NAME OF ISSUER                  TITLE OF CLASS    CUSIP     VALUE(X1000)  /PRN AMOUNT  SH/PRN PUT/CALL


  ADVANCED MICRO DEVICES INC      COM               007903107          2910         299400         SH

  AGERE SYS INC                   CL B              00845V209          1755        1170000         SH

  AMERICAN GREETINGS CORP         NOTE  7.000% 7/1  026375AJ4          3281        2160000        PRN

  AVAYA INC                       NOTE        10/3  053499AA7          7770       21000000        PRN

  CANADIAN NATL RY CO             PFD CV 063029     136375409         13464         200000         SH

  CARNIVAL CORP                   NOTE        10/2  143658AS1          5936       10625000        PRN

  CHARTER COMMUNICATIONS INC D    NOTE  4.750% 6/0  16117MAC1          2425        5000000        PRN

  CHESAPEAKE ENERGY CORP          COM               165167107          4260         591630         SH

  COSTCO COMPANIES INC            NOTE         8/1  22160QAC6         31943       36000000        PRN

  D R HORTON INC                  NOTE         5/1  23331AAH2          7293       10000000        PRN

  E TRADE GROUP INC               NOTE  6.750% 5/1  269246AD6         13313       15500000        PRN

  ELAN FIN CORP LTD               NOTE        12/1  284129AC7          6682       15100000        PRN

  ENZON INC                       NOTE  4.500% 7/0  293904AB4          7226       10000000        PRN

  FINISAR                         NOTE  5.250%10/1  31787AAC5          7693       11500000        PRN

  FINISAR                         COM               31787A101          1778         750000         SH

  GAP INC DEL                     NOTE  5.750% 3/1  364760AJ7          3443        3000000        PRN

  INHALE THERAPEUTIC SYS INC      NOTE  3.500%10/1  457191AH7          7256       13500000        PRN

  INTERPUBLIC GROUP COS INC       NOTE        12/1  460690AQ3           885        1085000        PRN

  JUNIPER NETWORKS INC            NOTE  4.750% 3/1  48203RAA2          1190        2000000        PRN

  L-3 COMMUNICATIONS HLDGS INC    NOTE  5.250% 6/0  502424AB0          2947        2000000        PRN

  LENNAR CORP                     NOTE         4/0  526057AF1         16820       35000000        PRN

  LOWES COS INC                   NOTE  0.861%10/1  548661CG0         26925       27500000        PRN

  MASCO CORP                      NOTE         7/2  574599AW6         26396       61500000        PRN

  MCLEODUSA INC                   CL A              582266706          2204        5246476         SH

  MEDTRONIC INC                   DBCV  1.250% 9/1  585055AB2         42878       42160000        PRN

  MIRANT CORP                     COM               604675108          1055         144500         SH

  NORTEL NETWORKS CORP NEW        NOTE  4.250% 9/0  656568AB8         11375       24000000        PRN

  OMNICOM GROUP INC               NOTE         2/0  681919AK2          5134        5500000        PRN

  SEPRACOR INC                    SDCV  7.000%12/1  817315AH7          3773        5500000        PRN

  SEPRACOR INC                    NOTE  5.750%11/1  817315AQ7          8874       15000000        PRN

  SOLECTRON CORP                  NOTE         5/0  834182AK3         11700       20000000        PRN

  TJX COS INC NEW                 NOTE         2/1  872540AL3         20376       26500000        PRN

  TELEFONOS DE MEXICO S A         DBCV  4.250% 6/1  879403AD5         31407       26387000        PRN

  TERADYNE INC                    SDCV  3.750%10/1  880770AD4          9400        8000000        PRN

  TIMES MIRROR CO NEW             NOTE         4/1  887364AE7         25473       40000000        PRN

  US BANCORP DEL                  NOTE         8/0  902973AE6          3775        7300000        PRN

  XL CAP LTD                      DBCV         5/2  98372PAB4          9401       14000000        PRN

  XL CAP LTD                      NOTE         9/0  98372PAD0          2682        4500000        PRN

  XEROX CORP                      COM               984121103          1570         225300         SH

  ATMI INC                        COM               00207R101           548          24512         SH

  											   395216